MAJOR CUSTOMERS (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	46.00%	49.00%	81.00%